Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating Risk (Details) [Line Items]
Total net sales percentage	10.00%
Percentage of accounts receivable	10.00%
Accounts receivable written off (in Dollars)		$ 935
Net provision for credit losses (in Dollars)	(229)	(148)	397
Allowances for credit losses (in Dollars)	$ 39	$ 268	$ 1,351	$ 954
Customer Concentration Risk [Member] | Customers Accounting [Member]
Operating Risk (Details) [Line Items]
Total net sales percentage	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Operating Risk (Details) [Line Items]
Total net sales percentage	10.00%	10.00%
Supplier Concentration Risk [Member]
Operating Risk (Details) [Line Items]
Total net sales percentage	10.00%	10.00%	10.00%